Note 7 - Goodwill - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 4,805	$ 4,805
Goodwill acquired during year	0	0
Impairment loss	0	0
Balance	$ 4,805	$ 4,805